UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10607
Investment Company Act File Number
Focused Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Focused Growth Portfolio	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Air Freight & Logistics — 2.6%
Expeditors International of Washington, Inc.	18,800	$1,026,480

		$1,026,480

Capital Markets — 4.3%
Franklin Resources, Inc.	8,575	$953,626
Lazard, Ltd., Class A	18,550	732,539

		$1,686,165

Chemicals — 4.3%
Monsanto Co.	23,975	$1,669,619

		$1,669,619

Commercial Banks — 4.0%
Wells Fargo & Co.	50,900	$1,577,391

		$1,577,391

Communications Equipment — 8.0%
Acme Packet, Inc.(1)	7,450	$396,042
QUALCOMM, Inc.	55,330	2,738,282

		$3,134,324

Computers & Peripherals — 12.9%
Apple, Inc.(1)	10,560	$3,406,234
Hewlett-Packard Co.	39,471	1,661,729

		$5,067,963

Diversified Financial Services — 3.6%
JPMorgan Chase & Co.	33,020	$1,400,708

		$1,400,708

Electrical Equipment — 2.1%
Cooper Industries PLC, Class A	14,225	$829,175

		$829,175

Energy Equipment & Services — 5.3%
Schlumberger, Ltd.	24,798	$2,070,633

		$2,070,633

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc.(1)	3,835	$815,551

		$815,551

Industrial Conglomerates — 2.3%
3M Co.	10,575	$912,623

		$912,623

Internet & Catalog Retail — 12.6%
Amazon.com, Inc.(1)	6,594	$1,186,920
Netflix, Inc.(1)	14,078	2,473,505
Priceline.com, Inc.(1)	3,150	1,258,582

		$4,919,007

Internet Software & Services — 2.0%
MercadoLibre, Inc.(1)	11,600	$773,140

		$773,140

Security	Shares	Value
IT Services — 4.2%
Cognizant Technology Solutions Corp., Class A(1)	12,200	$894,138
MasterCard, Inc., Class A	3,420	766,456

		$1,660,594

Metals & Mining — 2.1%
BHP Billiton, Ltd. ADR	9,000	$836,280

		$836,280

Oil, Gas & Consumable Fuels — 4.1%
Suncor Energy, Inc.	41,525	$1,589,992

		$1,589,992

Pharmaceuticals — 5.9%
Teva Pharmaceutical Industries, Ltd. ADR	44,110	$2,299,454

		$2,299,454

Semiconductors & Semiconductor Equipment — 4.1%
Broadcom Corp., Class A	26,125	$1,137,744
Cree, Inc.(1)	6,925	456,288

		$1,594,032

Software — 8.3%
Activision Blizzard, Inc.	99,604	$1,239,074
salesforce.com, inc.(1)	7,960	1,050,720
VMware, Inc., Class A(1)	10,635	945,558

		$3,235,352

Specialty Retail — 2.9%
Urban Outfitters, Inc.(1)	31,700	$1,135,177

		$1,135,177

Total Common Stocks — 97.7% (identified cost $31,228,460)		$38,233,660

Other Assets, Less Liabilities — 2.3%		$908,228

Net Assets — 100.0%		$39,141,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,426,066

Gross unrealized appreciation	$6,963,864
Gross unrealized depreciation	(156,270)

Net unrealized appreciation	$6,807,594

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$38,233,660	$—	$—	$38,233,660

Total Investments	$38,233,660	$—	$—	$38,233,660

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Focused Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011